INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES (Details 1)
Net loss from continuing operations for the period	$ (1,618,000)	$ (8,890,000)	$ (2,968,000)	$ (8,890,000)	$ (2,968,000)
Net loss from discontinued operations before income taxes	0			(169,000)	(29,126,000)
Net income (loss) before income taxes	$ (1,618,000)			$ (9,059,000)	$ (32,094,000)
Combined statutory tax rate	27.00%			27.00%	27.00%
Income tax expense (recovery) at the Canadian statutory rate	$ (437,000)			$ (2,446,000)	$ (8,665,000)
Reconciling items:
Effect of difference in foreign tax rates	11,000			(86,000)	(120,000)
Non-deductible/non-taxable items	675,000			1,467,000	6,449,000
Change in unrecognized deductible temporary differences	122,000			332,000	1,263,000
Impact of foreign exchange	75,000			(112,000)	222,000
Special mining duties	17,000			(185,000)	231,000
Revisions to estimates	313,000			(297,000)	58,000
Share issue costs	(249,000)			(73,000)	(174)
Other items	(88,000)			(8,000)	103,000
Income tax expense recognized in the year	$ 439,000			$ (1,408,000)	$ (633,000)